Document and Entity Information	Oct. 21, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2020
Entity Registrant Name	Spire Inc.
Entity Central Index Key	0001126956
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	false
Entity File Number	1-16681
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	74-2976504
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock $1.00 par value
Document Information [Line Items]
Security12b Title	Common Stock $1.00 par value
Trading Symbol	SR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value
Document Information [Line Items]
Security12b Title	Depositary Shares
Trading Symbol	SR.PRA
Security Exchange Name	NYSE